Loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Yingli Green Energy	¥ (2,097,654)	$ (302,125)	¥ (5,600,526)	¥ (1,299,809)
Denominator:
Weighted average ordinary shares outstanding (in shares)	181,763,770	181,763,770	181,763,770	173,613,085
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (11.54)	$ (1.66)	¥ (30.81)	¥ (7.49)
American Depository Shares [Member]
Denominator:
Weighted average ordinary shares outstanding (in shares)	18,176,377	18,176,377	18,176,377	17,361,309
Basic and diluted loss per share (in dollars per share) | (per share)	¥ (115.41)	$ (16.62)	¥ (308.12)	¥ (74.87)